INCOME TAXES (DETAILS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Examination [Line Items]
Income before income taxes	$ 1,507	$ 1,277	$ 767
Hong Kong [Member]
Income Tax Examination [Line Items]
Income before income taxes	1,361	1,104	649
China [Member]
Income Tax Examination [Line Items]
Income before income taxes	$ 146	$ 173	$ 118